Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 17, 2025	Dec. 31, 2025
Business Combination [Line Items]
Goodwill acquired		$ 12,038
Sports Innovation Lab, Inc [Member]
Business Combination [Line Items]
Effective date of acquisition	Sep. 17, 2025
Consideration transferred	$ 17,900
Payment in cash to acquire business	14,300
Business combination consideration transferred contingent consideration	$ 3,600
Business Combination, Separately Recognized Transaction, Acquisition-Related Cost, Expensed, Statement of Income or Comprehensive Income [Extensible Enumeration]	Business Combination, Acquisition-Related Cost, Expense
Business acquistion transaction costs expensed	$ 1,900
Goodwill acquired	12,000
Sports Innovation Lab, Inc [Member] | Technology Assets [Member]
Business Combination [Line Items]
Finite lived intangible assets acquired	$ 6,500